DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION - Gain on Loss of Control (Details) - USD ($)		12 Months Ended
	Oct. 17, 2025	Dec. 31, 2025
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Gain on loss of control		$ 7,983,000
Amount of Investment In THI By Cumberland		$ 4,000,000
Proportion Of Interest Held In THI By Cumberland		30.00%
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Percentage of interest held	70.00%	70.00%
Fair value of the 70% retained interest in THI		$ 8,948,000
Fair Value Of Inventory Transferred From The Company		4,831,000
Total Fair Value Of Retained Interest.		13,779,000
Carrying amount of Inventory Derecognised		4,026,000
Carrying amount of Intangible Assets Derecognised		232,000
Carrying amount of Receivables Derecognised		1,538,000
Carrying amount of net assets derecognized		5,796,000
Gain on loss of control		7,983,000
THI
DISCONTINUED OPERATIONS - TALICIA HOLDINGS INC. TRANSACTION
Consideration for transfer of inventory	$ 4,800,000
Amount of cash received	$ 2,000,000
Payable for consideration for transfer of inventory reflected as investment		2,800,000
Gain on loss of control		$ 8,000,000